Subsequent Events	6 Months Ended
Jun. 30, 2021
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Subsequent Events
Note 20: Subsequent Events
Share Repurchases
On August 5, 2021, the Company announced that it plans to repurchase up to
$1.2 billion
of its common shares. The completion of this program will depend on factors such as market conditions, share price and other opportunities to invest capital for growth.